Common Stock and Warrants - Shares Reserved for Future Issuance (Details) (Detail) - shares	Sep. 30, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Total common shares reserved for future issuance (in shares)	9,498,272	8,299,102
Common stock reserved for issuance for outstanding options
Class of Stock [Line Items]
Total common shares reserved for future issuance (in shares)	7,454,266	6,083,482
Warrants to purchase common stock
Class of Stock [Line Items]
Total common shares reserved for future issuance (in shares)	240,620	240,620
2014 Equity Incentive Plan | Common stock options available for future grant:
Class of Stock [Line Items]
Total common shares reserved for future issuance (in shares)	1,548,678	125,000
2017 Inducement Equity Incentive Plan | Common stock options available for future grant:
Class of Stock [Line Items]
Total common shares reserved for future issuance (in shares)	254,708	1,850,000